Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Professional fees (Note 10(a))	$ 564,145	$ 928,119	$ 848,890
Salaries and benefits (Note 10(a))	1,337,010	1,378,501	1,612,300
Travel and promotion	82,013	262,094	275,921
Depreciation (Note 6)	19,564	24,199	28,277
Office and license (Note 10(b))	140,137	93,252	139,545
Rent (Note 10(b))			171,873
Amortization of right-of-use assets (Note 5)	121,432	121,432
Occupancy expenses (Note 5)	45,248	39,561	0
Interest expense on lease liabilities (Note 5)	21,480	32,305
Arrangement fee on gold loan payable (Note 8)		50,000
Interest, accretion and standby fees on gold loan payable (Note 8)	371,250	216,918
Listing and filing fees	199,327	225,432	179,247
Insurance	75,568	66,096	66,942
Directors’ fees (Note 10(a))	70,000	70,000	70,000
Share-based payments (Note 9(d) and 10(a))	1,784,500	933,120	1,308,740
Total Expenses	4,831,674	4,441,029	4,701,735
Other income (loss)
Administrative services fees (Note 10(b))	1,404,099	959,413	785,917
Interest income	40,196	41,650	164,435
Finance fees	(54,577)	(204,231)
Impairment of exploration and evaluation assets (Note 7)		(501,620)
Change in fair value through profit & loss	44,049	(66,631)
Unrealized gain on gold in trust (Note 8)	199,379	236,217
Unrealized foreign exchange gain on gold loan payable (Note 8)	81,331	102,104
Unrealized foreign exchange loss on gold in trust (Note 8)	(21,017)	(73,937)
Realized gain on sale of gold in trust (Note 8)	19,413	200,932
Foreign exchange gain (loss)	(10,567)	(15,943)	239,716
Total other income (loss)	1,702,306	677,954	1,190,068
Loss before income taxes	(3,129,368)	(3,763,075)	(3,511,667)
Net loss for the year	(3,129,368)	(3,763,075)	(3,511,667)
Total comprehensive loss for the year	$ (3,129,368)	$ (3,763,075)	$ (3,511,667)
Basic and diluted net loss per share (Note 11) (in CAD per share)	$ (0.03)	$ (0.03)	$ (0.03)